UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22022
Advent/Claymore Global Convertible Securities & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices)	(Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2011 - July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

AGC Advent/Claymore Global Convertible Securities & Income Fund
Portfolio of Investments
July 31, 2011 (unaudited)

Principal					Optional Call
Amount	Description	Rating (S&P)*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 157.8%
	Convertible Bonds - 98.9%
	Advertising - 2.1%
GBP 2,800,000	Aegis Group Capital (United Kingdom)	NR	2.50%	04/20/2015	N/A	$ 5,823,384

	Aerospace & Defense - 0.8%
$2,000,000	AAR Corp.	BB	1.75%	02/01/2026	02/06/13 @ 100	2,317,500

	Agriculture - 2.2%
CNY 13,500,000	China Green Holdings Ltd., Series CGHL (Bermuda)	NR	3.00%	04/12/2013	N/A	1,551,684
HKD 33,900,000	Glory River Holdings Ltd. (Hong Kong)	NR	1.00%	07/29/2015	N/A	4,599,301
						6,150,985

	Airlines - 0.7%
SEK 15,000,000	SAS AB, Series SAS (Sweden)	NR	7.50%	04/01/2015	N/A	2,074,861

	Apparel - 1.2%
$3,217,000	Iconix Brand Group, Inc.(a)	NR	2.50%	06/01/2016	N/A	3,353,723

	Banks - 3.6%
$2,300,000	BES Finance Ltd., Series EMTN (Portugal)	BBB-	1.63%	04/15/2013	N/A	2,085,318
EUR 5,000,000	Kreditanstalt fuer Wiederaufbau, Series DPW (Germany)	AAA	1.50%	07/30/2014	N/A	7,917,873
						10,003,191

	Biotechnology - 3.3%
$8,150,000	Gilead Sciences, Inc.(a)	A-	1.00%	05/01/2014	N/A	9,168,750

	Building Materials - 2.8%
JPY 260,000,000	Asahi Glass Co. Ltd. (Japan)(b)	NR	0.00%	11/14/2012	N/A	3,452,240
$4,900,000	Cemex SAB de CV (Mexico)	NR	4.88%	03/15/2015	N/A	4,367,125
						7,819,365

	Chemicals - 0.1%
$2,840,000	ShengdaTech, Inc.(a) (c)	NR	6.50%	12/15/2015	N/A	427,704

	Coal - 3.6%
$6,000,000	Alpha Appalachia Holdings, Inc.	BB-	3.25%	08/01/2015	N/A	6,292,500
$4,000,000	Patriot Coal Corp.	NR	3.25%	05/31/2013	N/A	3,920,000
						10,212,500

	Computers - 5.7%
EUR 7,300,000	Atos, Series ATO (France)	NR	2.50%	01/01/2016	N/A	5,550,880
EUR 5,492,000	Cap Gemini SA, Series CAP (France)	BBB-	3.50%	01/01/2014	N/A	3,280,115
$1,600,000	EMC Corp., Series B	A-	1.75%	12/01/2013	N/A	2,674,000
EUR 3,600,000	Ingenico, Series ING (France)	NR	2.75%	01/01/2017	N/A	2,168,441
$1,425,000	NetApp, Inc.	NR	1.75%	06/01/2013	N/A	2,212,313
						15,885,749

	Diversified Financial Services - 4.4%
GBP 2,500,000	Aberdeen Asset Management PLC, Series ADN (United Kingdom)	NR	3.50%	12/17/2014	N/A	5,150,205
$4,700,000	Newford Capital Ltd. (Bermuda)(b)	NR	0.00%	05/12/2016	N/A	4,612,195
$2,800,000	Petroplus Finance Ltd. (Bermuda)	B	4.00%	10/16/2015	N/A	2,490,600
						12,253,000

	Electrical Components & Equipment - 2.9%
JPY 290,000,000	Nidec Corp. (Japan)(b)	NR	0.00%	09/18/2015	N/A	3,926,027
$5,000,000	Suntech Power Holdings Co. Ltd. (Cayman Islands)	NR	3.00%	03/15/2013	N/A	4,125,000
						8,051,027

	Engineering & Construction - 2.5%
$2,725,000	Jaiprakash Associates Ltd. (India)(b)	NR	0.00%	09/12/2012	N/A	3,637,875
$3,000,000	Larsen & Toubro Ltd. (India)	NR	3.50%	10/22/2014	N/A	3,520,500
						7,158,375

	Health Care Products - 2.6%
$5,093,000	NuVasive, Inc.	NR	2.25%	03/15/2013	N/A	5,169,395
$2,158,000	NuVasive, Inc.	NR	2.75%	07/01/2017	N/A	2,104,050
						7,273,445

	Health Care Services - 1.4%
$3,825,000	Lincare Holdings, Inc., Series A	NR	2.75%	11/01/2037	11/01/12 @ 100	4,021,031

	Holding Companies-Diversified - 2.1%
EUR 3,450,000	Industrivarden AB, Series INDU (Sweden)	A	2.50%	02/27/2015	N/A	5,770,459

	Home Builders - 0.8%
$2,000,000	Lennar Corp.(a)	B+	2.75%	12/15/2020	12/20/15 @ 100	2,132,500

	Internet - 3.6%
$4,000,000	Symantec Corp., Series B	BBB	1.00%	06/15/2013	N/A	4,785,000
$3,975,000	WebMD Health Corp.(a) (d)	NR	2.25%	03/31/2016	N/A	3,632,156
$2,000,000	WebMD Health Corp.(a)	NR	2.50%	01/31/2018	N/A	1,780,000
						10,197,156

	Investment Companies - 2.6%
EUR 2,000,000	Aabar Investments PJSC, Series REGS (United Arab Emirates)	NR	4.00%	05/27/2016	N/A	2,773,411
$4,000,000	Billion Express Investments Ltd. (Hong Kong)	NR	0.75%	10/18/2015	N/A	4,588,000
						7,361,411

	Iron & Steel - 2.0%
EUR 3,000,000	Kloeckner & Co. Financial Services SA, Series KCO (Germany)	B+	6.00%	06/09/2014	N/A	5,577,358

	Leisure Time - 3.3%
GBP 5,800,000	TUI Travel PLC (United Kingdom)	NR	6.00%	10/05/2014	N/A	9,263,640

	Lodging - 2.0%
$5,000,000	MGM Resorts International	CCC+	4.25%	04/15/2015	N/A	5,693,750

	Media - 2.1%
$4,000,000	Central European Media Enterprises Ltd. (Bermuda)	NR	5.00%	11/15/2015	N/A	3,550,000
$1,700,000	XM Satellite Radio, Inc.(a)	BB-	7.00%	12/01/2014	N/A	2,435,250
						5,985,250

	Mining - 6.5%
$1,750,000	AngloGold Ashanti Holdings Finance PLC (South Africa)(a)	NR	3.50%	05/22/2014	N/A	2,021,250
$3,600,000	Goldcorp, Inc. (Canada)	BBB+	2.00%	08/01/2014	N/A	4,513,500
$2,000,000	Newmont Mining Corp.	BBB+	3.00%	02/15/2012	N/A	2,487,500
$3,600,000	Paladin Energy Ltd., Series PALA (Australia)	NR	5.00%	03/11/2013	N/A	3,362,400
$6,000,000	Vedanta Resources Jersey II Ltd. (United Kingdom)	BB	4.00%	03/30/2017	N/A	5,895,000
						18,279,650

	Miscellaneous Manufacturing - 0.9%
$2,625,000	Trinity Industries, Inc.	BB-	3.88%	06/01/2036	06/01/18 @ 100	2,611,875

	Oil & Gas - 8.0%
$8,100,000	Lukoil International Finance BV (Russia)	BBB-	2.63%	06/16/2015	N/A	9,517,500
$4,000,000	PetroBakken Energy Ltd., Series REGS (Canada)	NR	3.13%	02/08/2016	N/A	3,785,000
HKD 36,900,000	Power Regal Group Ltd. (Hong Kong)	NR	2.25%	06/02/2014	N/A	5,477,362
$3,200,000	Salamander Energy PLC (United Kingdom)	NR	5.00%	03/30/2015	N/A	3,604,800
						22,384,662

	Oil & Gas Services - 3.5%
$3,700,000	Subsea 7 SA, Series ACY (Luxembourg)	NR	2.25%	10/11/2013	N/A	4,617,604
EUR 3,700,000	Technip SA, Series TEC (France)	BBB+	0.50%	01/01/2016	N/A	5,094,006
						9,711,610

	Pharmaceuticals - 4.7%
$2,500,000	Salix Pharmaceuticals Ltd.	NR	2.75%	05/15/2015	N/A	2,840,625
JPY 360,000,000	Sawai Pharmaceutical Co. Ltd. (Japan)(b)	NR	0.00%	09/17/2015	N/A	5,026,428
$4,500,000	Shire PLC, Series SHP (Channel Islands)	NR	2.75%	05/09/2014	N/A	5,485,500
						13,352,553

	Private Equity - 2.1%
EUR 7,137,500	Eurazeo, Series DANO (France)	NR	6.25%	06/10/2014	N/A	5,960,423

	Real Estate - 2.7%
EUR 1,500,000	Conwert Immobilien Invest SE, Series CWI (Austria)	NR	5.25%	02/01/2016	N/A	2,509,003
EUR 900,000	IMMOFINANZ AG (Austria)	NR	4.25%	03/08/2018	N/A	5,008,952
						7,517,955

	Real Estate Investment Trusts - 3.2%
AUD 5,000,000	Commonwealth Property Office Fund (Australia)	A-	5.25%	12/11/2016	N/A	5,477,408
$2,500,000	Northstar Realty Finance LP(a)	NR	7.50%	03/15/2031	03/15/16 @ 100	2,287,500
$1,500,000	RAIT Financial Trust	NR	7.00%	04/01/2031	04/05/16 @ 100	1,366,875
						9,131,783

	Retail - 2.4%
HKD 47,000,000	Hengdeli Holdings Ltd. (Cayman Islands)	NR	2.50%	10/20/2015	N/A	6,750,465

	Semiconductors - 1.3%
$3,000,000	Intel Corp.	A-	3.25%	08/01/2039	N/A	3,570,000

	Telecommunications - 5.2%
GBP 5,900,000	Cable & Wireless Worldwide PLC (United Kingdom)	NR	5.75%	11/24/2014	N/A	9,558,946
JPY 264,000,000	Softbank Corp. (Japan)	BBB-	1.50%	03/31/2013	N/A	4,951,065
						14,510,011

	Total Convertible Bonds - 98.9%
	(Cost $272,192,384)					277,757,101

	Corporate Bonds - 19.4%
	Banks - 1.9%
EUR 1,300,000	Banco Espirito Santo SA, Series EMTN (Portugal)	BBB-	6.88%	07/15/2016	N/A	1,325,193
$3,750,000	Capital One Capital V(d)	BB	10.25%	08/15/2039	N/A	3,990,938
						5,316,131

	Chemicals - 0.9%
$2,300,000	Lyondell Chemical Co.	BB-	11.00%	05/01/2018	05/01/13 @ 100	2,616,250

	Diversified Financial Services - 1.8%
$2,000,000	Ford Motor Credit Co., LLC	BB-	12.00%	05/15/2015	N/A	2,513,090
$3,000,000	Textron Financial Corp.(a) (e)	B	6.00%	02/15/2067	02/15/17 @ 100	2,610,000
						5,123,090

	Health Care Services - 1.7%
$4,500,000	Apria Healthcare Group, Inc.	BB+	11.25%	11/01/2014	11/01/11 @ 106	4,635,000

	Holding Companies-Diversified - 0.6%
$1,500,000	Leucadia National Corp.(d)	BB+	8.13%	09/15/2015	N/A	1,657,500

	Insurance - 2.7%
$2,500,000	AXA SA (France)(a) (e) (f)	BBB	6.38%	-	12/14/36 @ 100	2,125,000
$4,100,000	Liberty Mutual Group, Inc.(a) (e)	BB	10.75%	06/15/2088	06/15/38 @ 100	5,463,250
						7,588,250

	Machinery-Diversified - 0.6%
EUR 1,250,000	Heidelberger Druckmaschinen AG (Germany)(a)	B-	9.25%	04/15/2018	04/15/14 @ 107	1,549,266

	Media - 0.8%
$2,000,000	Clear Channel Worldwide Holdings, Inc., Series B	B	9.25%	12/15/2017	12/15/12 @ 107	2,195,000

	Mining - 0.9%
$2,500,000	FMG Resources August 2006 Pty Ltd. (Australia)(a)	B+	7.00%	11/01/2015	11/01/12 @ 105	2,603,125

	Oil & Gas - 0.6%
$1,800,000	Alta Mesa Holdings/Alta Mesa Finance Services Corp.(a)	B	9.63%	10/15/2018	10/15/14 @ 105	1,818,000

	Pharmaceuticals - 1.3%
$3,325,000	Axcan Intermediate Holdings, Inc.	B	12.75%	03/01/2016	03/01/12 @ 106	3,611,781

	Telecommunications - 5.6%
EUR 7,000,000	Alcatel-Lucent (France)	B	8.50%	01/15/2016	N/A	10,662,544
EUR 1,000,000	OTE PLC, Series EMTN (Greece)	BB-	5.00%	08/05/2013	N/A	1,297,236
EUR 1,000,000	OTE PLC, Series GMTN (Greece)	BB-	4.63%	05/20/2016	N/A	1,129,603
$2,500,000	UPC Holding BV (Netherlands)(a)	B-	9.88%	04/15/2018	04/15/14 @ 105	2,781,250
						15,870,633

	Total Corporate Bonds - 19.4%
	(Cost $49,500,332)					54,584,026

Number
of Shares	Description					Value
	Convertible Preferred Stocks - 35.6%
	Advertising - 1.1%
2,950	Interpublic Group of Cos., Inc., Series B(f)	B+	5.25%	-		3,171,987

	Auto Manufacturers - 1.9%
113,022	General Motors Co., Series B	B-	4.75%	12/01/2013		5,222,747

	Auto Parts & Equipment - 1.0%
54,003	Goodyear Tire & Rubber Co.	NR	5.88%	04/01/2014		2,915,082

	Banks - 10.9%
4,770	Bank of America Corp., Series L (f)	BB+	7.25%	-		4,649,462
57,451	Citigroup, Inc.	Ba3	7.50%	12/15/2012		6,443,129
34,805	KeyCorp, Series A(f)	BB	7.75%	-		3,876,233
247,162	Synovus Financial Corp., Series tMED	B-	8.25%	05/15/2013		4,619,458
140,000	UBS AG (Stillwater Mining Co.) (Switzerland)(g)	NR	9.38%	06/15/2012		2,886,450
7,647	Wells Fargo & Co., Series L(d) (f)	A-	7.50%	-		8,118,820
						30,593,552

	Diversified Financial Services - 1.1%
253,800	Swift 2010 Mandatory Common Exchange Security Trust(a)	NR	6.00%	12/31/2013		2,963,420

	Electric - 4.6%
45,000	Great Plains Energy, Inc.	Ba1	12.00%	06/15/2012		2,869,650
56,842	NextEra Energy, Inc.	A-	8.38%	06/01/2012		2,901,784
85,000	PPL Corp.	NR	9.50%	07/01/2013		4,767,650
45,000	PPL Corp.	NR	8.75%	05/01/2014		2,413,800
						12,952,884

	Hand & Machine Tools - 1.7%
42,016	Stanley Black & Decker, Inc.	BBB+	4.75%	11/17/2015		4,738,985

	Insurance - 4.4%
193,000	Hartford Financial Services Group, Inc., Series F	BB+	7.25%	04/01/2013		4,593,400
57,475	MetLife, Inc.	BBB-	5.00%	09/11/2013		4,479,602
119,558	XL Group PLC (Ireland)	BBB-	10.75%	08/15/2011		3,249,586
						12,322,588

	Mining - 0.5%
28,000	AngloGold Ashanti Holdings Finance PLC (Isle of Man)	NR	6.00%	09/15/2013		1,383,760

	Oil & Gas - 4.4%
100,000	Apache Corp., Series D	BBB+	6.00%	08/01/2013		6,514,000
20,000	Chesapeake Energy Corp.(f)	B+	5.00%	-		2,100,000
86,250	Goodrich Petroleum Corp., Series B(f)	NR	5.38%	-		3,816,562
						12,430,562

	Pharmaceuticals - 0.8%
50,000	Omnicare Capital Trust II, Series B	B	4.00%	06/15/2033		2,326,000

	Real Estate Investment Trusts - 3.2%
220,000	Alexandria Real Estate Equities, Series D (f)	NR	7.00%	-		5,940,000
60,000	Health Care REIT, Inc., Series I(f)	BB	6.50%	-		3,111,000
						9,051,000

	Total Convertible Preferred Stocks - 35.6%
	(Cost $92,879,281)					100,072,567

	Common Stocks - 2.4%
	Banks - 0.6%
75,000	Zions Bancorporation(d)					1,642,500

	Health Care Services - 0.5%
230,000	Tenet Healthcare Corp.(h)					1,278,800

	Pharmaceuticals - 0.6%
75,000	Mylan, Inc.(h)					1,708,500

	Telecommunications - 0.7%
3,000,000	Cable & Wireless Worldwide (United Kingdom)					2,061,888

	Total Common Stocks - 2.4%
	(Cost $7,446,366)					6,691,688

	Warrants - 1.5%
	Banks - 1.1%
507,248	Bank of America Corp. (h)			10/28/2018		786,234
165,000	JPMorgan Chase & Co.(h)			10/28/2018		2,204,400
						2,990,634

	Diversified Financial Services - 0.4%
325,000	Ford Motor Co.(h)			01/01/2013		1,251,250

	Total Warrants - 1.5%
	(Cost $5,509,717)					4,241,884

	Total Long-Term Investments - 157.8%
	(Cost $427,528,080)					443,347,266

	Short-Term Investments - 2.0%
Number
of Shares	Description					Value
	Money Market - 2.0%
5,604,767	Goldman Sachs Financial Prime Obligations					$ 5,604,767
	(Cost $5,604,767)

	Total Investments - 159.8%
	(Cost $433,132,847)					448,952,033
	Other Assets in excess of Liabilities - 0.7%					2,033,339
	Preferred Shares, at redemption value - (-60.5% of Net Assets
	Applicable to Common Shareholders or -37.9% of Total Investments)					(170,000,000)
	Net Assets Applicable to Common Shareholders - 100.0%					$ 280,985,372

AB - Stock Company
AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Available
PJSC - Public Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SE - Stock Corporation
SAB de CV - Publicly Traded Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders, unless otherwise noted.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2011 these securities amounted to $49,152,144, which represents 17.5% of net assets applicable to common shares.

(b)	Zero coupon bond.
(c)	Non-income producing as security is in default.
(d)	All or a portion of these securities have been physically segregated in connection with futures. As of July 31, 2011, the total amount segregated was $11,661,356.
(e)	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(f)	Perpetual maturity.
(g)	Security is exchangeable into security of another entity that is different than the issuer. The entity is listed in a parenthetical.
(h)	Non-income producing security.

See previously submitted notes to financial statements for the period ended April 30, 2011.

Country Breakdown as % of Long-Term Investments
United States	48.0%
United Kingdom	9.2%
France	7.8%
Japan	3.9%
Germany	3.4%
Hong Kong	3.3%
Bermuda	2.7%
Australia	2.6%
Cayman Islands	2.4%
Russia	2.1%
Canada	1.8%
Sweden	1.7%
Austria	1.7%
India	1.6%
Channel Islands	1.2%
Luxembourg	1.0%
Mexico	1.0%
Portugal	0.8%
South Africa	0.8%
Ireland	0.7%
Switzerland	0.6%
Netherlands	0.6%
United Arab Emirates	0.6%
Greece	0.5%

AGC | Advent/Claymore Global Convertible Securities & Income Fund
Portfolio of Investments
July 31, 2011 (unaudited)

Forward exchange currency contracts
						Net Unrealized
	Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 7/31/11	Appreciation/(Depreciation)
EUR	2,602,705
for USD	3,716,923	The Bank of New York Mellon	8/2/2011	3,716,923	3,740,088	$ 23,165

						Net Unrealized
	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 7/31/11	Appreciation/(Depreciation)
EUR	2,993,003
for USD	4,274,308	The Bank of New York Mellon	8/2/2011	4,274,308	4,300,947	$ (26,639)

EUR	40,000,000
for USD	57,524,000	The Bank of New York Mellon	9/16/2011	57,524,000	57,415,807	108,193

GBP	23,000,000
for USD	37,652,380	The Bank of New York Mellon	9/16/2011	37,652,380	37,734,806	(82,426)

						(872)

			Total unrealized appreciation for forward currency contracts			$ 22,293

Future Contracts
	Number of Contracts	Notional Value	Expiration Date	Basis Value	Market Value	Unrealized Gain/(Loss)
Contracts to Sell:
U.S. Treasury 5-Year Note	90	$121,445	30-Sep	$10,756,213	$10,930,078	$(173,865)

At July 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net tax Unrealized Depreciation on Derivatives and Foreign Currency
$433,686,624	$31,036,379	$(15,770,970)	$15,265,409	$(151,572)

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs).
These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund's own assumptions based on the best information available. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the
Level 3 rollforward rather than as one net number.

The Fund value Level 1 securities using readily available market quotations in active markets. The
Fund value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. Level 3 valuations are based upon unobservable inputs
(discounted flow analysis; non-market based methods used to determine fair value).

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of July 31, 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
(value in $000s)
Assets:
Convertible Bonds	$-	$277,757	$-	$277,757
Corporate Bonds	-	54,156	428	54,584
Convertible Preferred Stocks:
Advertising	-	3,172	-	3,172
Auto Manufacturers	5,223	-	-	5,223
Auto Parts & Equipment	2,915	-	-	2,915
Banks	27,707	2,886	-	30,593
Diversified Financial Services	-	2,963	-	2,963
Electric	10,051	2,902	-	12,953
Hand and Machine Tools	4,739		-	4,739
Insurance	12,323	-	-	12,323
Mining	1,384	-	-	1,384
Oil & Gas	6,514	5,916	-	12,430
Pharmaceuticals	2,326	-	-	2,326
Real Estate Investment Trusts	3,111	5,940	-	9,051
Common Stocks	6,692	-	-	6,692
Warrants	4,242	-	-	4,242
Money Market Fund	5,605	-	-	5,605
Forward Exchange Currency Contracts	-	22	-	22
Total	$92,832	$355,714	$428	$448,974

Liabilities:
Futures Contracts	$174	-	-	$174
Total	$174	$-	$-	$174

The fair value estimates for ShengdaTech, Inc. was determined in good faith by the
Management pursuant to the Valuation Procedures established by Management and approved by the Board of Trustees. There were various factors considered in reaching a fair value determination including, but not limited to, the type of security, and public information obtained from the issuer, broker and the stock exchanges on which the issuers trades.

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuation) for the period ended July 31, 2011.

Level 3 Holdings	Corporate Bonds
Beginning Balance at 10/31/10	$-
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	428
Sales	-
Transfers In	-
Transfers Out	-
Ending Balanced at 7/31/11	$428

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Global Convertible Securities & Income Fund

By:          /s/ Tracy V. Maitland
Tracy V. Maitland
 President and Chief Executive Officer

Date:       September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Tracy V. Maitland
   Tracy V. Maitland
   President and Chief Executive Officer

Date:       September 26, 2011

By:          /s/ Robert White
   Robert White
   Treasurer and Chief Financial Officer

Date:       September 26, 2011